Deferred Costs (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Movement of Deferred Costs

The movements of deferred costs for the years ended December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Beginning balances (current and non-current)	98,260	327,267
Additions	374,594	440,495
Amortizations	(145,488)	(318,693)
Impairments	(99)	(134)
Ending balances (current and non-current)	327,267	448,935
Deferred costs, current	180,657	243,447
Deferred costs, non-current	146,610	205,488